Statements of Cash Flows (USD $)	5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (167,150)	$ (1,428,540)	$ (832,590)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	6,250	24,538	9,079
Impairment of inventory		12,492	0
Stock compensation	80,156	275,000	251,250
Stock option expense		164,070	17,183
Changes in operating assets and liabilities:
Increase in accounts receivable		820	(820)
Increase in inventory		16,261	(28,753)
Increase in prepaid expenses and other assets	(50,550)	66,559	(53,830)
Increase in deposits		212	(9,494)
Increase in liquidated damages		14,800	0
Increase in accounts payable and accrued expenses	7,176	92,008	72,136
Increase in accrued salaries	37,500	156,743	85,794
Net Cash Used In Operating Activities	(86,618)	(605,037)	(489,045)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of trademarks	(825)	(650)	(825)
Development of website	(32,500)	(40,820)	(89,612)
Purchase of property and equipment	(1,081)	(5,980)	(13,468)
Net Cash Used In Investing Activities	(34,406)	(47,450)	(103,905)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Note payable - related party		40,000	0
Payment pursuant to recapitalization	0	0	(335,000)
Sale of common stock, net of offering costs	481,703	508,874	1,048,718
Net Cash Provided by Financing Activities	481,703	548,874	713,718
NET INCREASE/(DECREASE) IN CASH	360,679	(103,613)	120,768
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD		120,768
CASH AND CASH EQUIVALENTS AT END OF PERIOD	360,679		120,768
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for consulting fees	200,000		500,000
Common stock issued for website development	25,000		25,000
Common stock issued for prepaid insurance	$ 0	$ 0	$ 83,308